Fair Value (table)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
9. Fair Value of Financial Instruments

The carrying amount and estimated fair values of the Company's debt are summarized as follows:

	2016		2015
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Long-term debt, including
current portion	$315,539	$315,478	$274,164	$274,999

Capital leases, including
current portion	$5,231	$5,076	$-	$-